                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-146434



                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
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                          FS VARIABLE SEPARATE ACCOUNT
                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2008

               POLARIS II-A CLASS PLATINUM SERIES VARIABLE ANNUITY

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The following replaces the "Optional MarketLock Fee" in the Fee Table section of the prospectus:

OPTIONAL MARKETLOCK FEE
(calculated as a percentage of the MAV Benefit Base)(5)

                                                                  ANNUALIZED FEE
All years in which the feature is in effect.................           0.50%



Dated: May 2, 2008




                Please keep this Supplement with your Prospectus